BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 10, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies Disclosure [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			1,305,000	1,134,000	2,839,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized		500,000,000	500,000,000	500,000,000
Operating And Capital Lease Future Minimum Payments Due, Current		$ 5,700,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 15,600,000	15,589,000	$ 28,237,000
Excise and Sales Taxes			1,900,000	$ 1,300,000	$ 1,300,000
Taxes Foreign Withholding Taxes			500,000	$ 300,000	$ 200,000
Credit Facility Future Minimum Payments Due, Current		30,900,000
GP Investments Acquisition Corp [Member]
Significant Accounting Policies Disclosure [Line Items]
Cash, FDIC Insured Amount		250,000	250,000
Assets Held-in-trust, Current		$ 158,208,595	$ 173,051,990
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		14,687,500	14,687,500
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		1,000,000,000	400,000,000	400,000,000
Preferred Stock, Shares Authorized		100,000,000	20,000,000	20,000,000
Business Combination, Acquisition Related Costs	11,500,000
Other Payments to Acquire Businesses	$ 5,000,000
Subsequent Event [Member]
Significant Accounting Policies Disclosure [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000
Preferred Stock, Shares Authorized	100,000,000
Subsequent Event [Member] | GP Investments Acquisition Corp [Member]
Significant Accounting Policies Disclosure [Line Items]
Share Price	$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000
Preferred Stock, Shares Authorized	100,000,000
Cash Acquired from Acquisition	$ 25,900,000